As filed with the Securities and Exchange Commission on September 28, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6872

Date of fiscal year end:  October 31, 2018

Date of reporting period:  July 31, 2018

Item 1. Schedules of Investments.

Fort Pitt Capital Total Return Fund
SCHEDULE OF INVESTMENTS
July 31, 2018 (Unaudited)

COMMON STOCKS - 98.91%	Shares	Value
Apparel Manufacturing - 4.06%
VF Corp.	31,600	$2,909,412

Beverage and Tobacco Product Manufacturing - 3.54%
Wendy's Co.	152,000	2,535,360

Chemical Manufacturing - 14.43%
Abbott Laboratories	47,100	3,086,934
AdvanSix, Inc.*	732	29,624
Inter Parfums, Inc.	28,436	1,711,847
RPM International, Inc.	30,450	1,960,067
Westlake Chemical Corp.	27,000	2,894,940
Zoetis, Inc.	7,553	653,183
		10,336,595

Computer and Electronic Product Manufacturing - 15.02%
Intel Corp.	49,100	2,361,710
Texas Instruments, Inc.	30,000	3,339,600
Western Digital Corp.	38,667	2,712,490
Xilinx, Inc.	32,600	2,349,482
		10,763,282

Credit Intermediation and Related Activities - 7.46%
Bank of New York Mellon Corp.	16,300	871,561
PNC Financial Services Group, Inc.	20,500	2,969,015
Synchrony Financial	52,000	1,504,880
		5,345,456

Fabricated Metal Product Manufacturing - 3.06
Parker-Hannifin Corp.	12,950	2,189,197

Insurance Carriers and Related Activities - 6.69%
Arthur J. Gallagher & Co.	41,300	2,946,755
Loews Corp.	36,350	1,845,853
		4,792,608

Machinery Manufacturing - 2.36%
II-VI, Inc.*	43,150	1,691,480

Miscellaneous Manufacturing - 7.59%
Medtronic PLC#	26,900	2,427,187
Rockwell Automation, Inc.	16,050	3,010,338
		5,437,525

Paper Manufacturing - 3.14%
Kimberly-Clark Corp.	19,750	2,248,735

Petroleum and Coal Products Manufacturing - 2.08%
BP PLC - ADR	33,000	1,487,970

Professional, Scientific, and Technical Services - 2.99%
NetScout Systems, Inc.*	79,800	2,138,640

Publishing Industries (except Internet) - 8.27%
CA, Inc.	50,000	2,210,500
Microsoft Corp.	35,000	3,712,800
		5,923,300
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.85%
Charles Schwab Corp.	40,000	2,042,400

Telecommunications - 6.21%
AT&T, Inc.	66,800	2,135,596
Verizon Communications, Inc.	44,800	2,313,472
		4,449,068

Transportation Equipment Manufacturing - 8.85%
Boeing Co.	9,600	3,420,480
Honeywell International, Inc.	18,300	2,921,595
		6,342,075

Utilities - 0.31%
Kinder Morgan, Inc.	12,693	225,682
Total Common Stocks (Cost $35,842,000)		70,858,785

SHORT-TERM INVESTMENTS - 1.11%
Money Market Funds - 1.11%
Invesco STIT - Government & Agency Portfolio - Institutional Class, 1.82% † (Cost $795,569)	795,569	795,569

Total Investments (Cost $36,637,569) - 100.02%		71,654,354
Liabilities in Excess of Other Assets - (0.02)%		(16,100)
Net Assets - 100.00%		$71,638,254

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day annualized yield at July 31, 2018.
ADR - American Depository Receipt

Fort Pitt Capital Total Return Fund
Notes to Schedule of Investments
July 31, 2018 (Unaudited)

Note 1 – Securities Valuation

The Fort Pitt Capital Total Return Fund's (the "Fund") investments in securities are carried at their fair value. The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund's administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's securities as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support, Waste Management	$1,504,880	$-	$-	$1,504,880
Finance and Insurance	10,675,584	-	-	10,675,584
Information	10,372,368	-	-	10,372,368
Manufacturing	41,059,969	-	-	41,059,969
Professional, Scientific, and Technical Services	2,138,640	-	-	2,138,640
Utilities	225,682	-	-	225,682
Wholesale Trade	4,881,662	-	-	4,881,662
Total Common Stocks	70,858,785	-	-	70,858,785
Short-Term Investments	795,569	-	-	795,569
Total Investments	$71,654,354	$-	$-	$71,654,354

Refer to the Fund's schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at July 31, 2018, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended July 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President/Chief Executive
                                              Officer/Principal Executive Officer

Date                                         9/14/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President/Chief Executive
                                              Officer/Principal Executive Officer

Date                                                     9/14/2018

By (Signature and Title)* /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer/Principal Financial Officer

Date                                                     9/14/2018

* Print the name and title of each signing officer under his or her signature.